KEYSTONE XL (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Impairment of Long-Lived Assets Held and Used

year ended December 31, 2021	Estimated Fair Value of Plant, Property and Equipment	Asset impairment charge and other
(millions of Canadian $)		Pre tax	After tax

Asset impairment charge
Plant and equipment	175	412	312
Related capital projects in development	—	230	175
Other capitalized costs	—	2,158	1,642
Capitalized interest	—	326	248
	175	3,126	2,377
Other
Contractual recoveries	n/a	(693)	(525)
Contractual and legal obligations related to termination activities	n/a	342	282
	175	2,775	2,134

Schedule of Redeemable Non-controlling Interest
The changes in Redeemable non-controlling interest classified in mezzanine equity were as follows:

(millions of Canadian $)

Balance at January 1, 2021	393
Net income attributable to redeemable non-controlling interest	1
Class A Interests repurchased	(394)
Balance at December 31, 2021	—